Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme	12 Months Ended
	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2020 $ / shares ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2017 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	142,865,602	142,865,602	136,612,822	150,887,600	184,312,600
Weighted Average Exercise Price | ₨ / shares	₨ 899.03	₨ 899.03	₨ 682.99	₨ 525.11	₨ 452.48
Plan ''C''
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	340.00	₨ 4.51
Range of exercise price, Upper Range | (per share)	₨ 417.75	₨ 5.54
Number Of Shares Arising Out Of Options | shares	485,100	485,100
Weighted Average Remaining Life	4 months 2 days	4 months 2 days
Weighted Average Exercise Price | ₨ / shares	₨ 344.05	₨ 344.05
Plan ''D''
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 340.00	₨ 5.51
Number Of Shares Arising Out Of Options | shares	345,900	345,900
Weighted Average Remaining Life	3 months 18 days	3 months 18 days
Weighted Average Exercise Price | ₨ / shares	₨ 340.00	₨ 340.00
Plan "E"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 340.00	₨ 5.51
Number Of Shares Arising Out Of Options | shares	1,705,500	1,705,500
Weighted Average Remaining Life	3 months 18 days	3 months 18 days
Weighted Average Exercise Price | ₨ / shares	₨ 340.00	₨ 340.00
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	417.75	₨ 5.54
Range of exercise price, Upper Range | (per share)	₨ 731.08	₨ 9.70
Number Of Shares Arising Out Of Options | shares	58,568,822	58,568,822
Weighted Average Remaining Life	2 years 7 days	2 years 7 days
Weighted Average Exercise Price | ₨ / shares	₨ 587.08	₨ 587.08
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	882.85	₨ 11.71
Range of exercise price, Upper Range | (per share)	₨ 1,229.00	₨ 16.30
Number Of Shares Arising Out Of Options | shares	81,760,280	81,760,280
Weighted Average Remaining Life	3 years 5 months 12 days	3 years 5 months 12 days
Weighted Average Exercise Price | ₨ / shares	₨ 1,139.82	₨ 1,139.82